UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  May 31, 2016

Item 1. Reports to Stockholders.

CONSILIUM EMERGING MARKET SMALL CAP FUND

INVESTOR CLASS SHARES – CEMSX
INSTITUTIONAL CLASS SHARES – CEMNX

SEMI-ANNUAL REPORT

www.consiliumfunds.com	MAY 31, 2016

CONSILIUM EMERGING MARKET SMALL CAP FUND

Dear Fellow Shareholders,

I am pleased to present our semi-annual shareholder letter for the Consilium Emerging Market Small Cap Fund (“the Fund”).  The Institutional Class of the Fund gained 4.52% for the semi-annual period ending May 31, 2016 and the Investor Class of the Fund gained 4.41% vs. a decline of 1.05% for the MSCI Emerging Market (“EM”) Small Cap Index for the same period.

Broadly speaking after the market sell-off early in the first quarter, emerging markets found some favor with investors, as the MSCI EM Equity Index and MSCI EM Small Cap Indices rebounded 18.01% and 12.07% through May 31, 2016, respectively, in US dollar terms from the January intra-month lows.  The positive performance was buoyed by both share price gains and favorable currency moves, as a strong US dollar finally retreated a bit during the quarter on expectations of a more dovish Fed policy in the near term.  A nascent rebound in oil prices, as well as some country-specific factors like Brazil’s initial moves to impeach President Dilma Rousseff, helped fuel the rebound in the MSCI EM Indices.

Attractive historical valuations may have also caught the eye of some investors. EM stocks had been trading near the widest discount to developed market stocks in over 10 years at the start of 2016 in terms of Price-to-Earnings per share ratio, as evidenced by the chart below which is based on FactSet market index PEs.

As referenced above, EM small cap stocks did lag its larger cap brethren since the January market lows. To a large extent, this differential is explained by the much heavier weighting that the commodities sector (and oil in particular) has in the EM large cap index versus the small cap.  Additionally, there were large inflows into Emerging Market ETFs and country specific ETFs which also fueled much of the performance differential as these ETFs are dominated by larger cap companies.

CONSILIUM EMERGING MARKET SMALL CAP FUND

The positive EM equity index performance was fairly broad-based by countries, and led by Brazil, Peru and Thailand, which were the top three performing markets thus far in 2016. As mentioned before, Brazil was a strong gainer due both to improvement in commodities prices, as well as to recent news that indicated that Congress might make a move to impeach the unpopular current President, Dilma Rousseff, which could pave the way for improved leadership. The ongoing investigations of the recent Petrobras scandal also demonstrate that the country is taking a positive step towards improving corruption and governance.

Equities in Peru rallied ahead of the upcoming presidential election and growing optimism of a growth recovery path based on the infrastructure and mining sectors.  In addition, inflation is expected to tick lower, all factors which led to price appreciation in the local equity market.

Lastly, interest rate cuts over the last year by the Bank of Thailand has certainly helped the Thai economy and stock market in the short-term. The economy has proved more resilient than expected, as Gross Domestic Product (GDP) growth was a healthy 3.2% in the most recent quarter which was the highest growth in three years.  This growth was fueled by higher government spending and strong tourism which have taken the place of private investment and exports.  This pace will likely slow in the coming quarters as there is an upcoming constitutional referendum which will likely hinder policy implementation and slow growth.

As we look to the rest of the year, both EM and frontier markets (FM) are likely to remain volatile in our opinion, albeit with a general positive bias over the medium term. A more hawkish pivot by the Fed in the future could cause renewed fears over dollar strength and commodity price weakness, which could in turn lead to a period of underperformance for EM assets. In addition, China could cause near term market hiccups down the road. The country is seeking to transition itself from an industrial-driven model to a consumer-driven one, and from a controlled economy to a more free-market one. We believe China will successfully manage this transition; however, it will take time to manage it.

Regardless of the near term volatility, the longer-term growth for EM and FM equities is extremely compelling.  We remain with high conviction in our portfolio companies and country exposures. We plan to continue to use any volatility to try to take advantage of investment opportunities, and will continue to seek to ensure that our funds are well-positioned with companies that have strong balance sheets and resilient business models.

Thank you for your continued support.  We look forward to reporting back in the coming months.

Jonathan Binder
Chief Investment Officer
Consilium Investment Management

Past performance is not a guarantee of future results.

Opinions expressed are those of the Investment Manager and are subject to change, not guaranteed, and should not be considered investment advice.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in Emerging Market Small Capitalization and Frontier Market companies involve additional risks. These include: limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund runs a focused portfolio, meaning it may concentrate its assets in fewer individual holdings than a more diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a more diversified fund. The value of an investment in a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

CONSILIUM EMERGING MARKET SMALL CAP FUND

The MSCI Emerging Markets Index is an index designed to measure equity market performance in global emerging markets. It is a float-adjusted market capitalization index that consists of indices in 23 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI Emerging Markets Small Cap Index is the primary benchmark for the Fund. The MSCI Emerging Markets Small Cap Index measures the performance of EM small cap equities as selected by MSCI. The investment results of an index assume reinvestment of dividends; you cannot invest in an index. The index is used for comparison purposes only and is not meant to be indicative of a portfolio’s performance, asset composition, or volatility. The performance of the Fund may differ markedly from that of compared indices due to varying degrees of diversification and/or other facts. It is not possible to invest directly in an index.

Price to Earnings (P/E) Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings and is calculated as: Market Value per Share / Earnings per Share (EPS).

Portfolio holdings and sectors are subject to change. The mention of specific securities and countries for illustration and commentary purposes only and should not be considered a recommendation to purchase or sell a particular security. For a complete list of Fund holdings, please refer to the Schedule of Investments in the report.

Diversification does not assure a profit or protect against a loss in a declining market.

The Consilium Emerging Market Small Cap Fund is distributed by Quasar Distributors, LLC. Montage Investments is the advisor of the Fund. Consilium Investment Management is the Sub-Advisor of the Fund.

CONSILIUM EMERGING MARKET SMALL CAP FUND

VALUE OF $1,000,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $1,000,000 at the inception of the Fund(1) and is provided for informational purposes only. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced by the applicable management fee, operating expenses and all other expenses incurred due to maintenance of the account. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ANNUALIZED RATES OF RETURN (%) — AS OF MAY 31, 2016

	1-Year	Since Inception(1)
Investor Class	(20.06)%	(6.44)%
Institutional Class	(19.92)%	(6.27)%
MSCI Emerging Markets Small Cap Index(2)	(18.81)%	(2.81)%

(1)	Inception date of the Fund was December 30, 2013.
(2)	The MSCI Emerging Markets Small Cap Index is designed to measure equity market performance of small capitalization stocks in the global emerging markets.

CONSILIUM EMERGING MARKET SMALL CAP FUND

EXPENSE EXAMPLE (UNAUDITED)
MAY 31, 2016

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is provided for informational purposes only and is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 – May 31, 2016).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Please note that this is not the Fund’s actual return, but is used for informational purposes only to showcase how to calculate the ongoing costs associated with the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (12/1/2015)	Value (5/31/2016)	(12/1/2015 to 5/31/2016)
Investor Class Actual(2)(3)	$1,000.00	$1,044.10	$10.02
Investor Class Hypothetical
(5% annual return before expenses)(4)	1,000.00	1,015.20	9.87
Institutional Class Actual(2)(3)	1,000.00	1,045.20	8.74
Institutional Class Hypothetical
(5% annual return before expenses)(4)	1,000.00	1,016.45	8.62

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.96% and 1.71% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended May 31, 2016 of 4.41% and 4.52% for the Investor Class and Institutional Class, respectively.

(3)	Excluding interest expense, the actual expenses would be $9.96 for the Investor Class and $8.69 for the Institutional Class.

(4)	Excluding interest expense, the hypothetical expenses would be $9.82 for the Investor Class and $8.57 for the Institutional Class.

CONSILIUM EMERGING MARKET SMALL CAP FUND

ALLOCATION OF PORTFOLIO NET ASSETS(1) (UNAUDITED)
AS OF MAY 31, 2016
(% OF NET ASSETS)

TOP TEN EQUITY HOLDINGS(1) (UNAUDITED)
AS OF MAY 31, 2016
(% OF NET ASSETS)

Innovalues	3.5%
Vietnam Opportunity Fund	3.0%
Cemex Latam Holdings	3.0%
HSBC Bank, Sun TV Network, 09/28/2017	3.0%
Videocon d2h	2.8%
Cementos Pacasmayo – ADR	2.8%
Berjaya Auto	2.8%
HSBC Bank, Federal Bank, 06/30/2016	2.8%
Tiga Pilar Sejahtera Food	2.7%
Steel Pipe Industry of Indonesia	2.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

CONSILIUM EMERGING MARKET SMALL CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2016

	Shares	Value

COMMON STOCKS — 84.5%

Argentina — 5.5%
Arcos Dorados Holdings, Class A*	72,328	$315,350
Banco Macro — ADR	4,417	276,063
Cresud — ADR*	27,745	342,928
Pampa Energia — ADR*	9,253	217,168
		1,151,509

Bangladesh — 0.8%
Brac Bank	290,754	172,326

Brazil — 1.6%
Banco ABC Brasil	101,793	345,074

Cambodia — 1.8%
NagaCorp	557,901	387,368

Chile — 3.2%
Forus	86,511	249,727
Parque Arauco	220,614	421,881
		671,608

China — 3.4%
China Lesso Group Holdings	295,158	154,742
China Pioneer Pharma Holdings	499,996	115,282
Ozner Water International Holding*	703,637	113,466
Peak Sport Products	634,880	181,063
Wasion Group Holdings	279,458	144,077
		708,630

Colombia — 3.0%
Cemex Latam Holdings*	144,601	630,612

Egypt — 6.2%
Commercial International Bank Egypt	59,951	287,511
Eastern Tobacco	16,370	331,826
Edita Food Industries — GDR, Reg S	24,518	403,321
Juhayna Food Industries	13,961	10,985
Talaat Moustafa Group	424,730	278,850
		1,312,493

Georgia — 2.3%
Bank of Georgia Holdings	13,465	490,831

Greece — 2.2%
Sarantis	42,981	466,000

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

	Shares	Value

COMMON STOCKS — 84.5% (Continued)

India — 4.8%
Prism Cement*	310,568	$417,940
Videocon d2h*	67,214	599,549
		1,017,489

Indonesia — 12.0%
Bank Pembangunan Daerah Jawa Timur	11,471,433	372,946
Global Mediacom	4,732,950	344,338
Kino Indonesia	915,435	373,613
Mitra Adiperkasa*	1,333,189	368,772
Steel Pipe Industry of Indonesia*	25,108,810	507,087
Tiga Pilar Sejahtera Food*	5,282,062	564,793
		2,531,549

Kazakhstan — 1.0%
Steppe Cement*	949,199	206,216

Malaysia — 5.7%
Berjaya Auto	1,014,748	587,339
Cahya Mata Sarawak	153,413	133,403
My E.G. Services	589,701	296,928
PESTECH International	114,000	184,708
		1,202,378

Nigeria — 4.6%
Ecobank Transnational*	2,760,983	226,372
Lekoil*	1,757,368	464,515
Zenith Bank	3,678,062	275,992
		966,879

Pakistan — 2.8%
Hascol Petroleum	120,922	202,131
Lucky Cement	66,539	376,989
		579,120

PanAsian — 3.5%
Innovalues	1,056,054	747,387

Peru — 7.2%
Alicorp	256,549	493,875
Cementos Pacasmayo — ADR	66,328	598,278
Inretail Peru*	25,643	435,931
		1,528,084

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

	Shares	Value

COMMON STOCKS — 84.5% (Continued)

Philippines — 2.7%
Security Bank	73,155	$317,589
Xurpas	672,871	257,430
		575,019

South Korea — 4.5%
Eugene Technology	26,673	313,204
I-Sens*	10,147	321,114
Seegene*	10,871	324,724
		959,042

Taiwan — 1.3%
Lung Yen Life Service	164,594	269,365

Turkey — 4.4%
Logo Yazilim Sanayi Ve Ticaret*	23,965	459,476
Torunlar Gayrimenkul Yatirim Ortakligi	258,367	475,676
		935,152

TOTAL COMMON STOCKS
(Cost $18,427,827)		17,854,131

PARTICIPATION NOTES — 5.7%

India — 5.7%
HSBC Bank, Federal Bank, 06/30/2016	749,165	584,135
HSBC Bank, Sun TV Network, 09/28/2017	112,486	628,189
TOTAL PARTICIPATION NOTES
(Cost $1,266,613)		1,212,324

INVESTMENT COMPANIES — 5.2%

Romania — 2.2%
Fondul Proprietatea	2,503,940	453,877

Vietnam — 3.0%
Vietnam Opportunity Fund*	229,421	638,813
TOTAL INVESTMENT COMPANIES
(Cost $1,123,691)		1,092,690

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

	Shares	Value

SHORT-TERM INVESTMENT — 6.1%
Fidelity Institutional Government Portfolio, Class I, 0.25%^
TOTAL SHORT-TERM INVESTMENT
(Cost $1,293,308)	1,293,308	$1,293,308

Total Investments — 101.5%
(Cost $22,111,439)		21,452,453
Other Assets and Liabilities, Net — (1.5)%		(325,330)
Total Net Assets — 100.0%		$21,127,123

* Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Reg S — Security sold outside the United States without registration under the Securities Act of 1933.
^ The rate shown is the annualized seven day effective yield as of May 31, 2016.

At May 31, 2016, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Consumer Discretionary	23.6%
Financials	23.0%
Consumer Staples	14.6%
Materials	13.0%
Information Technology	7.0%
Investment Companies	5.2%
Health Care	3.6%
Energy	2.2%
Industrials	2.2%
Utilities	1.0%
Short-Term Investment	6.1%
Other Assets and Liabilities, Net	(1.5)%
Total	100.0%

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2016

ASSETS:
Investments, at value
(Cost $22,111,439)	$21,452,453
Foreign currencies
(Cost $163,720)	163,722
Dividends and interest receivable	20,234
Prepaid expenses	15,341
Receivable for adviser reimbursements	6,385
Total assets	21,658,135

LIABILITIES:
Payable for capital shares redeemed	2,391
Payable for investment securities purchased	423,926
Cash overdraft	33,754
Accrued distribution fees	759
Payable for fund administration & accounting fees	13,785
Payable for compliance fees	2,531
Payable for transfer agent fees & expenses	10,343
Payable for custody fees	31,129
Payable for trustee fees	1,146
Accrued other fees	11,248
Total liabilities	531,012

NET ASSETS	$21,127,123

NET ASSETS CONSIST OF:
Paid-in capital	$39,461,098
Accumulated undistributed net investment loss	(95,619)
Accumulated net realized loss on investments	(17,580,930)
Net unrealized appreciation (depreciation) on:
Investments	(658,986)
Foreign currency translation	1,560
Net Assets	$21,127,123

	Investor Class	Institutional Class
Net Assets	$1,193,006	$19,934,117
Shares issued and outstanding(1)	143,947	2,395,289
Net asset value, redemption price and offering price per share(2)	$8.29	$8.32

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2016

INVESTMENT INCOME:
Interest income	$871
Dividend income	271,293
Less: foreign taxes withheld	(21,718)
Total investment income	250,446

EXPENSES:
Investment adviser fees (See Note 5)	171,824
Custody fees (See Note 5)	74,850
Fund administration & accounting fees (See Note 5)	48,447
Transfer agent fees & expenses (See Note 5)	26,622
Federal & state registration fees	17,778
Audit fees	8,784
Compliance fees (See Note 5)	7,692
Other fees	6,663
Legal fees	6,501
Trustee fees (See Note 5)	5,208
Postage & printing fees	3,387
Distribution fees – Investor Class (See Note 6)	1,329
Total expenses before interest expense	379,085
Interest expense (See Note 11)	976
Total expenses before reimbursement/waiver	380,061
Less: reimbursement/waiver from investment adviser (See Note 5)	(183,022)
Net expenses	197,039

NET INVESTMENT INCOME	53,407

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(5,793,424)
Net realized loss on foreign currency translation	(49,207)
Net change in unrealized appreciation (depreciation) on:
Investments	5,990,449
Foreign currency translation	4,847
Net realized and unrealized gain on investments	152,665

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$206,072

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
OPERATIONS:
Net investment income	$53,407	$169,066
Net realized loss on investments	(5,793,424)	(11,741,164)
Net realized loss on foreign currency translation	(49,207)	(68,702)
Net change in unrealized appreciation (depreciation) on:
Investments	5,990,449	(6,303,170)
Foreign currency translation	4,847	(4,170)
Net increase (decrease) in net assets resulting from operations	206,072	(17,948,140)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	606,658	1,603,068
Proceeds from reinvestment of distributions	—	30,012
Payments for shares redeemed	(670,206)	(1,421,500)
Redemption fees	45	—
Increase (decrease) in net assets from Investor Class transactions	(63,503)	211,580
Institutional Class:
Proceeds from shares sold	1,586,479	33,632,870
Proceeds from reinvestment of distributions	—	1,423,612
Payments for shares redeemed	(18,234,738)	(32,067,048)
Redemption fees	149	1,686
Increase (decrease) in net assets from Institutional Class transactions	(16,648,110)	2,991,120
Net increase (decrease) in net assets resulting from capital share transactions	(16,711,613)	3,202,700

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investor Class	—	(1,416)
Institutional Class	—	(92,719)
Net realized gains:
Investor Class	—	(29,769)
Institutional Class	—	(1,332,972)
Total distributions to shareholders	—	(1,456,876)

TOTAL DECREASE IN NET ASSETS	(16,505,541)	(16,202,316)

NET ASSETS:
Beginning of period	37,632,664	53,834,980
End of period, including accumulated undistributed
net investment loss of $(95,619) and $(149,026), respectively.	$21,127,123	$37,632,664

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	May 31, 2016		Year Ended	Inception through
	(Unaudited)		November 30, 2015	November 30, 2014(1)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$7.94		$11.03	$10.00
Investment operations:
Net investment income (loss)	0.01	(2)	0.01	(0.00	)(3)
Net realized and unrealized gain (loss) on
investments and translation of foreign currency	0.34		(2.82)	1.03
Total from investment operations	0.35		(2.81)	1.03
Less distributions from:
Net investment income	—		(0.01)	—
Net capital gains	—		(0.27)	—
Total distributions	—		(0.28)	—
Paid-in capital from redemption fees	—	(3)	—	—
Net asset value, end of period	$8.29		$7.94	$11.03
TOTAL RETURN	4.41	%(4)	(26.06)%	10.30	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, at end of period (000’s)	$1,193		$1,189	$1,453
Ratio of expenses including interest expense
to average net assets:
Before expense reimbursement/waiver	3.64%		—	—
After expense reimbursement/waiver	1.96%		—	—
Ratio of expenses excluding interest expense
to average net assets:
Before expense reimbursement/waiver	3.63	%(5)	2.39%	2.69	%(5)
After expense reimbursement/waiver	1.95	%(5)	1.95%	1.95	%(5)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/waiver	(1.45	)%(5)	(0.39)%	(0.90	)%(5)
After expense reimbursement/waiver	0.23	%(5)	0.05%	(0.16	)%(5)
Portfolio turnover rate	23	%(4)	94%	71	%(4)

(1)	Inception date of the Fund was December 30, 2013.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount per share is less than $0.01.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	May 31, 2016		Year Ended	Inception through
	(Unaudited)		November 30, 2015	November 30, 2014(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$7.96		$11.05	$10.00
Investment operations:
Net investment income	0.02	(2)	0.04	0.01
Net realized and unrealized gain (loss) on
investments and translation of foreign currency	0.34		(2.84)	1.04
Total from investment operations	0.36		(2.80)	1.05
Less distributions from:
Net investment income	—		(0.02)	—
Net capital gains	—		(0.27)	—
Total distributions	—		(0.29)	—
Paid-in capital from redemption fees	—	(3)	— (3)	—	(3)
Net asset value, end of period	$8.32		$7.96	$11.05
TOTAL RETURN	4.52	%(4)	(25.97)%	10.50	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, at end of period (000’s)	$19,934		$36,443	$52,382
Ratio of expenses including interest expense
to average net assets:
Before expense reimbursement/waiver	3.30%		—	—
After expense reimbursement/waiver	1.71%		—	—
Ratio of expenses excluding interest expense
to average net assets:
Before expense reimbursement/waiver	3.29	%(5)	2.14%	2.76	%(5)
After expense reimbursement/waiver	1.70	%(5)	1.70%	1.70	%(5)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/waiver	(1.11	)%(5)	(0.15)%	(0.97	)%(5)
After expense reimbursement/waiver	0.48	%(5)	0.29%	0.09	%(5)
Portfolio turnover rate	23	%(4)	94%	71	%(4)

(1)	Inception date of the Fund was December 30, 2013.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount per share is less than $0.01.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Consilium Emerging Market Small Cap Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes — The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required. As of and during the period ended May 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended May 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits.

Security Transactions, Income and Distributions — The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. While the Fund is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities linked to its investments in Participation Notes, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from Participation Notes is recorded as dividend income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components

CONSILIUM EMERGING MARKET SMALL CAP FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended May 31, 2016, there were no such reclassifications.

Foreign Currency — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of the average daily net assets of the Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  PRINCIPAL RISKS

Currency Risk — When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss. Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Emerging Markets Risk — Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect

CONSILIUM EMERGING MARKET SMALL CAP FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Foreign Securities Risk — Investing in foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

Participation Notes Risk — Participation Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. The risk that the Fund may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Fund purchases Participation Notes issued by one issuer or a small number of issuers. Participation Notes involve transaction costs. Participation Notes may be illiquid and therefore may be subject to the Fund’s percentage limitation for investments in illiquid securities.

4.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities — Equity securities, including common stocks and foreign investment companies, which are primarily traded on a national securities exchange, are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.

CONSILIUM EMERGING MARKET SMALL CAP FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Short-term Investments — Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Participation Notes — Participation Notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country where direct investment is not allowed.  Participation Notes are valued at the mean between the bid and ask prices.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,837,758	$16,016,373	$—	$17,854,131
Participation Notes	—	1,212,324	—	1,212,324
Investment Companies	—	1,092,690	—	1,092,690
Short-Term Investment	1,293,308	—	—	1,293,308
Total Investments in Securities	$3,131,066	$18,321,387	$—	$21,452,453

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2016, the Fund recognized no transfers to/from all levels. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

5.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Montage Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Adviser has engaged Consilium Investment Management LLC as the sub-adviser to the Fund.  Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Pursuant to a Sub-Advisory Agreement, the Adviser

CONSILIUM EMERGING MARKET SMALL CAP FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

pays the Sub-Adviser, on a monthly basis, an annual sub-advisory fee of 1.00% of the Fund’s average net assets at month-end.

The Fund’s Adviser and the Sub-Adviser have contractually agreed to waive a portion or all of their management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.95% and 1.70% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively.  Fees waived and expenses reimbursed by the Adviser and/or Sub-Adviser may be recouped by the Adviser and/or Sub-Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus.  After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
11/30/2017	$284,859
11/30/2018	260,020
11/30/2019	183,022

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended May 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

6.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended May 31, 2016, the Investor Class incurred expenses of $1,329 pursuant to the Plan.

CONSILIUM EMERGING MARKET SMALL CAP FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

7.  CAPITAL SHARE TRANSACTIONS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
Investor Class:
Shares sold	80,613	159,683
Shares issued to holders in reinvestment of dividends	—	2,920
Shares redeemed	(86,479)	(144,491)
Net increase (decrease) in Investor Class shares	(5,866)	18,112

Institutional Class:
Shares sold	209,394	3,351,935
Shares issued to holders in reinvestment of dividends	—	138,349
Shares redeemed	(2,389,724)	(3,655,826)
Net decrease in Institutional Class shares	(2,180,330)	(165,542)
Net decrease in shares outstanding	(2,186,196)	(147,430)

8.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended May 31, 2016, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$5,241,621	$20,755,461

9.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at November 30, 2015, the Fund’s most recent fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$1,597,535	$(9,397,667)	$(7,800,132)	$44,162,081

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the differences in tax treatment of wash sales and passive foreign investment companies.

At November 30, 2015, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Other		Total
Ordinary	Accumulated	Unrealized	Accumulated
Income	Losses	Depreciation	Earnings
$—	$(10,739,915)	$(7,800,132)	$(18,540,047)

As of November 30, 2015, the Fund had $7,982,263 in short-term and $2,641,867 in long-term capital loss carryovers which will be permitted to be carried over for an unlimited period.

CONSILIUM EMERGING MARKET SMALL CAP FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
MAY 31, 2016

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended November 30, 2015, the Fund plans to defer on a tax basis, late year ordinary losses of $112,498.

There were no distributions paid for the period ended May 31, 2016.

The tax character of distributions paid during the period ended November 30, 2015, were as follows:

Ordinary Income*	Long Term Capital Gains	Total
$1,456,876	$—	$1,456,876

* For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2016, National Financial Services, FBO owned 40.84% of the outstanding shares of the Fund.

11.  LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) in the amount of $10,000,000 or 33.33% of the fair value of the Fund’s investments, whichever is less.  The LOC matures, unless renewed on July 28, 2016.  This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The LOC is with the Fund’s custodian U.S. Bank, N.A.  Interest is charged at the prime rate. The interest rate as of May 31, 2016 was 3.50%.  The Fund has authorized U.S. Bank to charge any of the Fund’s accounts for any missed payments.

For the period ended May 31, 2016, the Fund’s credit facility activity is as follows:

Credit Facility	Average	Amount Outstanding	Interest	Maximum	Date of Maximum
Agent	Borrowings	as of May 31, 2016	Expense	Borrowing	Borrowing
U.S. Bank N.A.	$54,869	$—	$976	$1,698,000	2/19/2016

CONSILIUM EMERGING MARKET SMALL CAP FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – MONTAGE INVESTMENTS, LLC
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT – CONSILIUM INVESTMENT MANAGEMENT, LLC
(UNAUDITED)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 16-17, 2016, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Montage Investments, LLC (“Montage” or “Adviser”) regarding the Consilium Emerging Market Small Cap Fund (the “Fund”) (the “Investment Advisory Agreement”) and the Investment Sub-Advisory Agreement between Montage and Consilium Investment Management, LLC (“Consilium” or “Sub-Adviser”) regarding the Fund (the “Investment Sub-Advisory Agreement”) for another annual term

Prior to the meeting and at a meeting held on January 7, 2016, the Trustees received and considered information from Montage, Consilium, and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (“Support Materials”).  Before voting to approve the continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Montage and Consilium with respect to the Fund; (2) the Fund’s historical performance and the performance of Montage and Consilium; (3) costs of the services provided by Montage and Consilium and the profits realized by Montage from services rendered to the Trust with respect to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other financial benefits to Montage and Consilium resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives from Montage and Consilium, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Montage set forth in the Investment Advisory Agreement, and between Montage and Consilium set forth in the Investment Sub-Advisory Agreement, as each agreement relates to the Fund, continue to be fair and reasonable in light of the services that Montage and Consilium perform, the investment advisory fees that each receives for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, as each relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Montage provides under the Investment Advisory Agreement, noting that such services and responsibilities differ from those of the Sub-Adviser, and include but are not limited to the following: (1) providing for and supervising the general management and investment of the Fund’s securities portfolio through the use of a sub-adviser; (2) investing or

CONSILIUM EMERGING MARKET SMALL CAP FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – MONTAGE INVESTMENTS, LLC
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT – CONSILIUM INVESTMENT MANAGEMENT, LLC
(UNAUDITED) – CONTINUED

overseeing the Sub-Adviser’s investment of the Fund’s assets consistent with the Fund’s investment objective and investment policies, and evaluating the Sub-Adviser’s performance results with respect to the Fund; (3) directly managing any portion of the Fund’s assets that the Adviser determines not to allocate to the Sub-Adviser and, with respect to such portion, determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (4) voting and overseeing the Sub-Adviser’s voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining and overseeing the Sub-Adviser’s maintenance of the required books and records for transactions effected by Montage and/or Consilium on behalf of the Fund; (6) selecting or overseeing the Sub-Adviser’s selection of broker-dealers to execute orders on behalf of the Fund; (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and overseeing the Sub-Adviser’s performance of its responsibilities in this regard.  The Trustees noted Montage’s status as a wholly-owned subsidiary of Mariner Holdings, a financial services holding company based in Leawood, Kansas.  The Trustees considered Montage’s capitalization and its assets under management, noting that Montage, through itself and its numerous advisory subsidiaries, oversees approximately $20 billion in assets, about $4 billion of which are mutual fund assets.  The Trustees also considered the investment philosophy of Montage’s portfolio manager and his significant investment management experience.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Montage provides to the Fund under the Investment Advisory Agreement.

Similar to the review of Montage, the Trustees considered the scope of distinct services that Consilium provides under the Investment Sub-Advisory Agreement with respect to the Fund  and subject to the Adviser’s oversight, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2)  determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Consilium on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees considered Consilium’s assets under management and strong capitalization.  The Trustees noted the significant investment management experience of the Fund’s portfolio manager.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Consilium provides to the Fund under the Investment Sub-Advisory Agreement.

Fund Historical Performance and the Overall Performance of Montage and Consilium.  In assessing the quality of the portfolio management delivered by Montage and Consilium, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s peer funds according to Morningstar classifications, and the composite of separate accounts that Consilium manages utilizing a similar investment strategy as that of the Fund. The Trustees observed that Montage does not manage other accounts utilizing a similar investment strategy as that of the Fund for purposes of conducting a performance comparison. When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer group.  The Trustees noted the Fund’s performance, with regard to its Morningstar peer group, was in the ninety-seventh percentile for the one-year period ended December 31, 2015.  The Trustees considered that the Fund significantly underperformed its benchmark index for the one-year and since inception periods ended December 31, 2015. Noting that the Fund outperformed its benchmark during the one-year period ended December 31, 2014, the Trustees then took into account additional information provided by Montage

CONSILIUM EMERGING MARKET SMALL CAP FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – MONTAGE INVESTMENTS, LLC
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT – CONSILIUM INVESTMENT MANAGEMENT, LLC
(UNAUDITED) – CONTINUED

and Consilium throughout the course of the year describing the market conditions and/or investment strategies and techniques employed by the Adviser and Sub-Adviser that contributed to the Fund’s recent underperformance.  Because the Fund still has a limited operating history, the Trustees noted it is difficult to make meaningful assessments of short-term results. The Trustees also observed the investment performance of Consilium’s similarly managed account composite generally tracked the Fund’s performance.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Montage under the Investment Advisory Agreement, as well as Montage’s profitability analysis for services that Montage rendered to the Fund during the 12 months ending June 30, 2015.  In this regard, the Trustees noted Montage subsidizes the cost of shareholder service and distribution expenses that exceed the projected Rule 12b-1 fees payable by the Fund and which Consilium has not otherwise agreed to pay.  The Trustees observed that Montage does not manage other accounts utilizing a similar investment strategy as that of the Fund for purposes of conducting a management fee comparison. The Trustees noted Montage had contractually agreed to reduce its advisory fee and, if necessary, reimburse the Fund for its operating expenses, as specified in the Fund’s prospectus.  The Trustees concluded that Montage’s service relationship with the Fund has not been profitable.

The Trustees then considered the annual sub-advisory fee that Montage pays to Consilium under the Investment Sub-Advisory Agreement.  In this regard, the Trustees took into account that Consilium subsidizes a portion of the cost of distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees payable by the Fund.  The Trustees also considered that Consilium has contractually agreed to reimburse the Fund for the Fund’s operating expenses, as specified in the Fund’s prospectus.  In that same regard, the Trustees considered that the Adviser and the Sub-Adviser expect, for so long as Consilium is the only sub-adviser to the Fund, to contribute equally to the fee waivers and expense reimbursements that are necessary for maintaining the Fund’s operating expense ratio limitation, but that each will be jointly and severally responsible for the full amount of such waivers and/or reimbursements. The Trustees then considered the management fee that Consilium charges to separately managed accounts that employ similar investment strategies as those of the Fund, noting that the management fee charged to such other accounts varies based on numerous factors, but is typically greater than the fee Consilium receives pursuant to the Sub-Advisory Agreement with respect to the Fund. The Trustees further considered the additional services that Consilium renders to its separate accounts, which serves to justify the fee differential. With respect to profitability, the Trustees noted that Montage compensates Consilium from Montage’s advisory fee. The Trustees concluded that Consilium’s service relationship with Montage with respect to the Fund enables Consilium to realize a reasonable positive revenue flow, but observed that given the Fund’s recent asset levels Consilium’s service relationship has effectively been revenue neutral.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted the Fund’s advisory fee was significantly higher than the average and median management fees reported for the benchmark category.  The Trustees also considered the total expenses of both classes of the Fund (after waivers and expense reimbursements) were higher than the average and median total expenses reported for the benchmark category, but within the range of that borne by funds in the benchmark category.  The Trustees took into account that the average net assets of funds comprising the benchmark category were significantly higher than the assets of the Fund, the Fund has a narrower investment focus than the majority of the funds in the benchmark category, and the financial resources required to support the Fund’s investment research and analysis process are substantial.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment

CONSILIUM EMERGING MARKET SMALL CAP FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – MONTAGE INVESTMENTS, LLC
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT – CONSILIUM INVESTMENT MANAGEMENT, LLC
(UNAUDITED) – CONTINUED

adviser to another, the Trustees concluded that Montage’s advisory fee and the portion it allocates to Consilium continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees took into account the fact that Montage expressed reservations about the implementation of breakpoints because of concerns about capacity constraints associated with the Fund’s strategy of investing in small cap emerging market stocks. The Trustees noted that, at current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees considered the direct and indirect financial benefits that could be realized by the Adviser or the Sub-Adviser, and their affiliates, from their respective relationships with the Fund. The Trustees noted neither Montage nor Consilium utilizes soft dollar arrangements with respect to portfolio transactions and that affiliated brokers are not used to execute the Fund’s portfolio transactions.  The Trustees also noted Rule 12b-1 fees may be paid to Montage and its affiliates as compensation for shareholder and distribution services performed on behalf of the Fund. The Trustees then considered the amount of Fund distribution costs that Consilium pays to an affiliate of Montage pursuant to the Sub-Advisory Agreement. The Trustees also considered the fact that the distribution expenses Montage and its affiliates incur exceed the anticipated Rule 12b-1 payments from the Fund.  The Trustees noted that the Adviser and the Sub-Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Montage and Consilium do not receive any other material financial benefits from services rendered to the Fund.

CONSILIUM EMERGING MARKET SMALL CAP FUND

ADDITIONAL INFORMATION (UNAUDITED)
MAY 31, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-572-3679.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-572-3679.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-572-3679, or (2) on the SEC’s website at www.sec.gov.

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Montage Investments, LLC
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas, 66211

INVESTMENT SUB-ADVISER
Consilium Investment Management LLC
3101 N. Federal Hwy, Suite 502
Fort Lauderdale, Florida 33306

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115-1187

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
PO Box 9729
Portland, Maine 04104-5029

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-572-3679.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     August 4, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date     August 4, 2016

* Print the name and title of each signing officer under his or her signature.